UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: ___________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2023-HE1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): __________________

William Dunn, (212) 648-2049

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

This Form ABS-15G/A amends the Form ABS-15G filed by J.P. Morgan Acceptance Corporation II on May 17, 2023 (the “Original Filing”) relating to J.P. Morgan Mortgage Trust 2023-HE1 and is being filed solely to replace Exhibit 99.1 in the Original Filing with the Exhibit 99.1 that is attached as an Exhibit to this Form ABS-15G/A and add the additional reports set forth on Exhibit 99.7 through Exhibit 99.11 that are attached as Exhibits to this Form ABS-15G/A to the Original Filing.

EXHIBIT INDEX

99.1	AMC Form ABS Due Diligence-15E – (Part II)
99.7	AMC Data Compare – (Part II)
99.8	AMC Exception Report – (Part II)
99.9	AMC Rating Agency Grades – (Part II)
99.10	AMC Valuation Summary – (Part II)
99.11	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures – (Part II)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. MORGAN ACCEPTANCE CORPORATION II

(Depositor)

Date: June 7, 2023		/s/ Michael Brown
	Name:	Michael Brown
	Title:	Chief Executive Officer (Senior Officer in charge of securitization)